Other Intangible Assets, Net: Schedule of Other Intangible Assets Table Text Block (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Tables/Schedules
Schedule of Other Intangible Assets Table Text Block

	Customer Relationships	Yantai Tianzheng Drug Formulas	Defensive Drug formulas	Total

Cost	$14,840,667	$10,369,775	$10,360,749	$35,571,191

Accumulated Amortization	(5,195,515)	(3,581,677)	(1,942,640)	(10,719,832)

Net carrying amount	$9,645,152	$6,788,098	$8,418,109	$24,851,359

Other intangible assets at June 30, 2013 consist of the following:

	Customer Relationships	Yantai Tianzheng Drug Formulas	Defensive Drug formulas	Total

Cost	$14,798,647	$10,340,415	$10,331,414	$35,470,476

Accumulated Amortization	(3,767,858)	(2,594,829)	(968,570)	(7,331,257)

Net carrying amount	$11,030,789	$7,745,586	$9,362,844	$28,139,219

Other intangible assets at June 30, 2013 consist of the following:

	Customer	YTP Drug	Defensive
	Relationships	Formulas	Drug formulas	Total

Cost	$14,798,647	$10,340,415	$10,331,414	$35,470,476

Accumulated Amortization	(3,767,858)	(2,594,829)	(968,570)	(7,331,257)

Net carrying amount	$11,030,789	$7,745,586	$9,362,844	$28,139,219

Other intangible assets at June 30, 2012 consist of the following:

	Customer	YTP Drug	Defensive
	Relationships	Formulas	Drug formulas	Total

Cost	$14,485,533	$10,121,629	$-	$24,607,162

Accumulated Amortization	(1,844,068)	(1,265,204)	-	(3,109,272)

Net carrying amount	$12,641,465	$8,856,425	$-	$21,497,890